FINANCIAL INSTRUMENTS (Details 23) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financials Instruments [Line items]
Amounts restated through retained earnings	$ 0	$ (2,875)	$ 0
Allowance account for credit losses of financial assets	(12,759)
In Accordance with IAS 39 [Member]
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets	(15,147)	(17,785)	(16,644)
Allowance account for credit losses of financial assets		(15,147)	(17,785)
In accordance with IFRS 9 [member]
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets	(15,147)	(20,660)	(16,644)
Increase in loan loss allowance recognised in profit or loss during the year	(2,506)	(5,027)	(3,423)
Receivables written off during the year as uncollectible	163	8,620	1,806
Unused amount reversed	1,122	1,920	476
Allowance account for credit losses of financial assets	$ (16,368)	$ (15,147)	$ (20,660)